SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	12 Months Ended
Nov. 30, 2021
Supplemental Disclosures With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

28.  SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	Years ended November 30,
	2021	2020	2019
	$	$	$
Supplemental non-cash disclosures
Reallocation of value of options upon exercise	19,561	100,080	-
Reallocation of value of warrants upon exercise	224,306	20,240	-
Reallocation of value of RSUs upon vesting	721,502	367,502	-
Shares issued for the acquisition of IndieFlix (Note 3)	799,994	-	-
Shares issued for debt settlements	561,403	243,306	478,091
Warrants issued for share issue costs	-	252,976	-
Shares issued for commitment to issue shares	440,501	103,750	-
Shares issued for Cashless Warrants	423,503	-	-
Acquisition of equipment in accounts payable	-	-	93,962
Units issued for conversion of convertible debentures and associated interest	454,967	795,891	1,542,229
Accounts payable applied to convertible debentures	-	-	18,000
Derecognition of investment in associate	-	-	445,987
Loans receivable allocated to long-term	-	-	285,399
Acquisition advances eliminated on acquisition of subsidiary (Note 3)	508,255	-	-
Residual value of warrants on conversion of convertible debentures	-	-	23,193
Accounts receivable applied to accounts payable	-	470,061	-